Subsequent Events - Additional Information (Detail) $ in Billions	Aug. 18, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Voting right stake	49.00%
BHP Share of Western Australia Iron Ore's [member]
Disclosure of non-adjusting events after reporting period [line items]
Business consider funding provide	$ 2